Financial Instruments Risks - Progress of LtSCD ratios (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	58.00%	58.10%
Bottom of range [member]
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	54.60%	52.70%
Weighted average [member]
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	58.60%	57.70%
Top of range [member]
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	62.80%	61.80%